Accounts Receivable, Net - Provisions for Losses on Accounts Receivables (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ACCOUNTS RECEIVABLE NET CURRENT [Abstract]
Balance at Beginning of Year	$ (2,212)	$ (919)	$ (971)
(Charges to Expenses)/ Amount Recovered	(569)	(1,304)	52
Amount Recovered	0	11	0
Balance at End of Year	$ (2,781)	$ (2,212)	$ (919)